Restricted financial assets (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Restricted Financial Assets [Line Items]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	$ 12,516	$ 12,779
UBS AG
Restricted Financial Assets [Line Items]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	$ 12,516	$ 12,779